Derivative Financial Instruments	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Derivative Financial Instruments

B.10. DERIVATIVE FINANCIAL INSTRUMENTS

B.10.1 CURRENCY DERIVATIVES USED TO MANAGE OPERATING RISK EXPOSURES
The table below shows operating currency hedging instruments in place as of June 30, 2022. The notional amount is translated into euros at the relevant closing exchange rate.

June 30, 2022			Of which derivatives designated as cash flow hedges (a)			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	5,290	(32)	858	(2)	(2)	4,432	(30)
of which US dollar	2,597	(21)	858	(2)	(2)	1,739	(19)
of which Chinese yuan renminbi	766	(9)	–	–	–	766	(9)
of which Singapore dollar	241	(1)	–	–	–	241	(1)
of which Japanese yen	199	5	–	–	–	199	5
of which Korean won	163	5	–	–	–	163	5
Forward currency purchases	2,461	9	–	–	–	2,461	9
of which US dollar	1,118	8	–	–	–	1,118	8
of which Singapore dollar	563	2	–	–	–	563	2
of which Korean won	125	(2)	–	–	–	125	(2)
of which Canadian dollar	56	—	–	–	–	56	–
of which Japanese yen	51	—	–	–	–	51	–
Total	7,751	(23)	858	(2)	(2)	6,893	(21)
The above positions mainly hedge material foreign currency cash flows arising after the end of the reporting period in relation to transactions carried out during the six months ended June 30, 2022 and recognized in the balance sheet at that date. Gains and losses on hedging instruments (forward contracts) are calculated and recognized in parallel with the recognition of gains and losses on the hedged items. Due to this hedging relationship, the commercial foreign exchange difference on those items (hedging instruments and hedged transactions) will be immaterial in the second half of 2022.
(a)Forward currency sales with a notional amount of $900 million, designated as a cash flow hedge of the upfront payment due from Regeneron in July 2022 under the terms of the Amended and Restated Immuno-Oncology License and Collaboration Agreement between Sanofi and Regeneron (see Note B.1.). As of June 30, 2022, the fair value of these contracts was a liability of €2 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on the operating foreign exchange gain or loss for the period being immaterial.

B.10.2. CURRENCY AND INTEREST RATE DERIVATIVES USED TO MANAGE FINANCIAL EXPOSURE
The cash pooling arrangements for foreign subsidiaries outside the euro zone, and some of Sanofi’s financing activities, expose certain Sanofi entities to financial foreign exchange risk (i.e. the risk of changes in the value of loans and borrowings denominated in a currency other than the functional currency of the lender or borrower).
That foreign exchange exposure is hedged using derivative instruments (currency swaps or forward contracts) that alter the currency split of Sanofi’s debt once those instruments are taken into account.
The table below shows financial currency hedging instruments in place as of June 30, 2022. The notional amount is translated into euros at the relevant closing exchange rate.

	June 30, 2022
(€ million)	Notional amount		Fair value	Maximum expiry date
Forward currency sales	8,271		(117)
of which US dollar	5,609	(a)	(55)	2022
of which Singapore dollar	1,235	(b)	(39)	2022
of which Pound sterling	309		—	2022
Forward currency purchases	11,006		158
of which US dollar	6,429	(c) (d)	52	2023
of which Singapore dollar	3,562	(e)	108	2023
of which Japanese yen	468		(3)	2022
Total	19,277		41
(a)Includes forward sales with a notional amount of $3,615 million expiring in 2022, designated as a hedge of Sanofi’s net investment in Bioverativ. As of June 30, 2022, the fair value of these forward contracts represented a liability of €22 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on financial income and expense being immaterial.
(b)Includes forward sales with a notional amount of SGD1,800 million expiring in 2022, designated as a hedge of Sanofi’s net investment in Sanofi-Aventis Singapore Pte Ltd. As of June 30, 2022, the fair value of these forward contracts represented a liability of €39 million; the opposite entry was recognized in “Other comprehensive income”, with the impact on financial income and expense being immaterial.
(c) Includes forward purchases with a notional amount of $1,000 million expiring in 2023, designated as a fair value hedge of $1,000 million of USD bond issues against fluctuations in the EUR/USD spot rate. As of June 30, 2022, the fair value of these contracts represented an asset of €7 million, with €5 million debited to “Other comprehensive income” to recognize the hedging cost.
(d) Includes forward purchases with a notional amount of $1,000 million expiring in 2023, designated as fair value hedges of an equivalent portion of an intra-group current account against fluctuations in the EUR/USD rate. As of June 30, 2022, the fair value of these contracts represented an asset of €2 million, with €3.5 million debited to “Other comprehensive income” to recognize the hedging cost. .
(e) Includes forward purchases with a notional amount of SGD2,500 million expiring in 2022 and 2023, designated as fair value hedges of an equivalent portion of an intra-group current account against fluctuations in the EUR/SGD rate. As of June 30, 2022, the fair value of these contracts represented an asset of €57 million, with €8 million debited to “Other comprehensive income” to recognize the hedging cost.

To optimize the cost of debt or reduce the volatility of debt, Sanofi uses derivative instruments (interest rate swaps and cross currency swaps) to alter the fixed/floating rate split of its net debt.
The table below shows instruments of this type in place as of June 30, 2022:

								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2022	2023	2024	2025	2026 and beyond	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized Ester / receive 0.06%	2,000	—	—	—	—	2,000	3	1,400	2	—	—	—
pay -0.57% / receive capitalized Ester	600	—	—	—	—	600	3	—	—	—	—	—
pay capitalized SOFR USD / receive 1.03%	—	—	—	—	477	477	(47)	477	(47)	—	—	—
pay capitalized SOFR USD / receive 1.32%	—	—	—	—	440	440	—	440	—	—	—	—
pay capitalized Ester / receive 0.69%	—	—	—	850	—	850	—	850	—	—	—	—
pay capitalized Ester / receive 0.92%	—	—	—	—	650	650	—	650	—	—	—	—
receive capitalized Eonia / pay 1.58% (a)	23	57	—	—	—	80	(1)	80	(1)	—	—	—
Total	2,623	57	—	850	1,604	5,134	(125)	3,934	(129)	—	—	—
(a)These interest rate swaps hedge fixed-rate bonds with a nominal amout of €80 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Loans, advances and other non-current receivables”.